Expense Example	Feb. 27, 2026 USD ($)
Janus Henderson Transformational Growth ETF | Janus Henderson Transformational Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Janus Henderson Asset-Backed Securities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	108
Janus Henderson AAA CLO ETF | Janus Henderson AAA CLO ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
Janus Henderson B-BBB CLO ETF | Janus Henderson B-BBB CLO ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Janus Henderson Corporate Bond ETF | Janus Henderson Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	428
Janus Henderson Emerging Markets Debt Hard Currency ETF | Janus Henderson Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Janus Henderson Income ETF | Janus Henderson Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	700
Janus Henderson Mortgage-Backed Securities ETF | Janus Henderson Mortgage-Backed Securities ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	268
Janus Henderson Securitized Income ETF | Janus Henderson Securitized Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	640
Janus Henderson Short Duration Income ETF | Janus Henderson Short Duration Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
Janus Henderson Global Artificial Intelligence ETF | Janus Henderson Global Artificial Intelligence ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Janus Henderson U.S. Real Estate ETF | Janus Henderson U.S. Real Estate ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Janus Henderson Mid Cap Growth Alpha ETF | Janus Henderson Mid Cap Growth Alpha ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Janus Henderson Small Cap Growth Alpha ETF | Janus Henderson Small Cap Growth Alpha ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Janus Henderson Small/Mid Cap Growth Alpha ETF | Janus Henderson Small/Mid Cap Growth Alpha ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381